Segment reporting (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure of operating segments [abstract]
Summary of Company's Geographical Information
The following is a summary

of the Company’s geographical information:

	Canada $	United States $	Total $
For the nine months ended July 31 , 2021
Revenue	2,042,730	941,017	2,983,747
Non-current assets	7,872,842	26,518,522	34,391,364
For the nine months ended July 31 , 2020
Revenue	323,033	—	323,033
Non-current assets	2,945,214	3,204,621	6,149,835
For the year ended October 31, 2020
Revenue	792,254	—	792,254
Non-current assets	3,395,049	6,066,619	9,461,668

The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
For the year ended October 31, 2020
Revenue	792,254	—	792,254
Non-current assets	3,395,049	6,066,619	9,461,668

For the year ended October 31, 2019
Revenue	48,160	—	48,160
Non-current assets	1,060,792	—	1,060,792

For the year ended October 31, 2018
Revenue	5,746	—	5,746
Non-current assets	239,248	—	239,248

Summary of the Company's Main Customers
The following is a summary of th
e
 Company’s main customers:

	Three months ended July 31,		Nine months ended July 31,
	2021	2020	2021	2020
	%	%	%	%

Revenue
Customer A	44%	59%	61%	57%
Customer B	49%	0%	28%	0%
Accounts Receivable
Customer A			47%	58%
Customer B			24%	0%